STOCK OPTIONS AND WARRANTS (Details) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 05, 2014	Jan. 31, 2013	Dec. 31, 2015	Jan. 31, 2012
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining life			2 years 1 month 6 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value, outstanding			$ 963,184
Intrinsic value, exercisable			$ 295,550
Average remaining contractual life outstanding			3 years 7 months 6 days
Compensation cost related to unvested employee options not yet recognized			$ 756,643
Weighted average remaining life			5 years 7 months 6 days
Exercisable at end of the period			494,163
Options expected to recognize			$ 321,000
Equity Compensation 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized				3,000,000
Exercise price		$ 100
Equity Compensation 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	3,000,000
Exercise price	$ 100